TRADE RECEIVABLES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	$ 11,290	$ 8,973
Less: Allowances for doubtful debts	(660)	(684)
Carrying amount net of allowance	11,290	8,973
Credit impaired debtors including the debtor whose invoice is in dispute [member] | Expected credit losses individually assessed [member]
Disclosure Detail Of Assessment Of Recoverability Of Outstanding Balances From Impaired Debtors [Line Items]
Gross carrying amount	660	684
Less: Allowances for doubtful debts	(660)	(684)	$ 0
Carrying amount net of allowance	$ 0	$ 0